Commitments and Contingencies (Details) - Schedule of future minimum lease payments required under convertible operating leases - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments required under convertible operating leases [Abstract]
2021	$ 48,303	$ 130,261
2022	49,716	49,716
Total operating lease payments	98,019	179,977
Less: Imputed interest	(5,516)	(14,754)
Total operating lease liabilities	$ 92,503	$ 165,223